Transactions with Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended		5 Months Ended		8 Months Ended	11 Months Ended			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Apr. 30, 2016	Jun. 07, 2017	Jun. 05, 2015	Aug. 30, 2019	Nov. 30, 2018	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Nov. 30, 2012
Commissions paid										$ 16,991	$ 28,393	$ 23,667
General and administrative expenses										36,194	26,640	27,521
Other income										44,750	14,500	6,140
Other long-term liabilities and deferred income	$ 19,063	$ 5,958								5,958	19,063
Goldland Anonymos Eteria
Annual lease payments of office										0
Acropolis
Commissions paid										0	0	0
Trade accounts payable	76	76								$ 76	76
NSM
General and administrative expenses		2,952
Administrative services agreement term in years										5 years
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee														$ 20,000
General and administrative expenses						$ 6,823					9,344	8,347
Navios Partners Agreement | Guarantee claim
Other income										$ 3,638	1,999
Other long-term liabilities and deferred income	18,001	10,000								$ 10,000	18,001		$ 14,362
Navios Acquisition Agreement
General and administrative expenses						7,456					8,810	9,000
Navios Logistics Agreement
General and administrative expenses		$ 381				763					1,000	1,000
Termination date of the administrative services agreement			December 2021
Navios Europe I Agreement
General and administrative expenses						1,081					1,330	1,187
Administrative services agreement term in years									6 years
Navios Midstream Agreement
General and administrative expenses											1,494	1,500
Administrative services agreement term in years								5 years
Navios Europe II Agreement
General and administrative expenses						1,631					$ 2,041	1,766
Administrative services agreement term in years					6 years
Navios Containers agreement
General and administrative expenses	$ 579					$ 5,298	$ 5,373					$ 1,868
Administrative services agreement term in years				5 years
Navios Containers agreement with automatic extension
Administrative services agreement term in years										5 years